Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2024
Goodwill And Intangible Assets
Goodwill and Intangible assets

Note 14 - Goodwill and Intangible assets

The accounting policies on goodwill and intangible assets and impairment of non-financial assets are presented in Note 2c IX, 2c X.

	Goodwill and intangible from incorporation	Intangible assets				Total
		Association for the promotion and offer of financial products and services	Software acquired	Internally developed software	Other intangible assets (1)
Annual amortization rates		8%	20%	20%	10% to 20%
Cost
Balance at 12/31/2023	12,255	2,227	5,177	19,577	7,602	46,838
Acquisitions	135	-	412	4,125	863	5,535
Termination / disposals	-	(7)	(5)	(269)	(591)	(872)
Exchange variation	927	162	263	138	122	1,612
Other	-	(16)	22	(3)	-	3
Balance at 12/31/2024	13,317	2,366	5,869	23,568	7,996	53,116
Amortization
Balance at 12/31/2023	-	(1,242)	(3,713)	(8,422)	(3,766)	(17,143)
Amortization expense	-	(82)	(448)	(3,048)	(1,278)	(4,856)
Termination / disposals	-	6	4	1	591	602
Exchange variation	-	(76)	(162)	(88)	(116)	(442)
Other	-	16	1	-	-	17
Balance at 12/31/2024	-	(1,378)	(4,318)	(11,557)	(4,569)	(21,822)
Impairment
Balance at 12/31/2023	(4,420)	(648)	(174)	(1,089)	-	(6,331)
Increase	-	-	-	(237)	(100)	(337)
Exchange variation	(548)	(81)	-	-	-	(629)
Balance at 12/31/2024	(4,968)	(729)	(174)	(1,326)	(100)	(7,297)
Book value
Balance at 12/31/2024	8,349	259	1,377	10,685	3,327	23,997
1)	Includes amounts paid to the rights for acquisition of payrolls, proceeds, retirement and pension benefits and similar benefits.

	Goodwill and intangible from incorporation	Intangible assets				Total
		Association for the promotion and offer of financial products and services	Software acquired	Internally developed software	Other intangible assets (1)
Annual amortization rates		8%	20%	20%	10% to 20%
Cost
Balance at 12/31/2022	12,431	2,366	5,423	16,088	7,634	43,942
Acquisitions	603	-	452	3,634	687	5,376
Termination / disposals	-	(246)	(100)	(43)	(599)	(988)
Exchange variation	(777)	133	(56)	(95)	(120)	(915)
Other	(2)	(26)	(542)	(7)	-	(577)
Balance at 12/31/2023	12,255	2,227	5,177	19,577	7,602	46,838
Amortization
Balance at 12/31/2022	-	(1,357)	(3,737)	(6,133)	(3,166)	(14,393)
Amortization expense	-	(87)	(431)	(2,295)	(1,276)	(4,089)
Termination / disposals	-	227	58	-	569	854
Exchange variation	-	(49)	18	56	107	132
Other	-	24	379	(50)	-	353
Balance at 12/31/2023	-	(1,242)	(3,713)	(8,422)	(3,766)	(17,143)
Impairment
Balance at 12/31/2022	(4,881)	(559)	(171)	(824)	-	(6,435)
Increase	-	-	(3)	(265)	-	(268)
Exchange variation	461	(89)	-	-	-	372
Balance at 12/31/2023	(4,420)	(648)	(174)	(1,089)	-	(6,331)
Book value
Balance at 12/31/2023	7,835	337	1,290	10,066	3,836	23,364
1)	Includes amounts paid to the rights for acquisition of payrolls, proceeds, retirement and pension benefits and similar benefits.

Amortization expense related to the rights for acquisition of payrolls and associations, in the amount of R$ (1,313) (R$ (1,249) at 12/31/2023) is disclosed in the General and administrative expenses (Note 23).

Goodwill and Intangible Assets from Incorporation are mainly represented by Banco Itaú Chile’s goodwill in the amount of R$ 3,073 (R$ 2,709 at 12/31/2023).